Balance Sheet Components - Schedule of Goodwill (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Goodwill [Roll Forward]
Goodwill, beginning balance	$ 0
Goodwill acquired	51,076
Goodwill, ending balance	$ 51,076